Segment Information, Geographical Data and Major Customers (Detail) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended														4 Months Ended		5 Months Ended		6 Months Ended				9 Months Ended	12 Months Ended
		Jul. 31, 2017	Sep. 30, 2017 [3]	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Jul. 31, 2017		Dec. 31, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2016	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total revenues				$ 105,601																$ 178,753		$ 197,094
Operating profit (loss)				7,647																1,277		6,504
General and administrative expenses				(24,425)																(46,619)		(47,990)
Corporate expenses				(7,910)																(14,989)		(14,694)
Gain on asset dispositions, net				1,338																6,616		3,257
Asset impairments				(1,215)	[1]	$ (16,777)														(16,777)	[2]	(7,401)	[1]
Operating loss			$ (5,782)	(140)		(18,091)	[3]													(23,873)		(12,334)
Foreign exchange loss				(1,002)																(407)		(1,350)
Equity in net earnings (losses) of unconsolidated companies				390																2,130		(15,049)
Interest income and other, net				2,914																2,771		2,786
Reorganization items																				(4,299)
Interest and other debt costs, net				(7,547)																(13,009)		(15,146)
Loss before income taxes				(5,385)																(36,687)		(41,093)
Depreciation and amortization				12,785																20,337		24,802
Additions to properties and equipment				4,097																9,834		5,775
Assets excluding equity investments	[4]			1,179,617		1,251,125	[5]													1,251,125	[5]	1,179,617
Investments in and advances to unconsolidated companies				1,335		29,216														29,216		1,335
Assets except corporate portion				1,180,953		1,280,341														1,280,341		1,180,953
Assets				1,643,542		1,746,180														1,746,180		1,643,542
All Other Segments
Segment Reporting Information [Line Items]
Operating profit (loss)				778																1,614		2,284
Depreciation and amortization				5																827		10
Assets	[4]			363		2,443	[5]													2,443	[5]	363
Operating Segments
Segment Reporting Information [Line Items]
Operating profit (loss)				6,869																(337)		4,220
Depreciation and amortization				12,680																19,344		24,592
Additions to properties and equipment				2,438																2,935		3,899
Assets	[4]			1,179,254		1,248,682	[5]													1,248,682	[5]	1,179,254
Operating Segments | Americas
Segment Reporting Information [Line Items]
Operating profit (loss)				5,681																(1,599)		10,592
Depreciation and amortization				3,530																5,767		6,843
Additions to properties and equipment				1,230																144		2,267
Assets	[4],[6]			310,121		164,958	[5]													164,958	[5]	310,121
Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Operating profit (loss)				625																451		(1,628)
Depreciation and amortization				2,844																4,716		5,613
Additions to properties and equipment				1,073																2,596		1,496
Assets	[4]			215,105		48,268	[5]													48,268	[5]	215,105
Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Operating profit (loss)				(1,142)																(1,497)		(4,696)
Depreciation and amortization				2,239																2,794		4,043
Additions to properties and equipment				135																		135
Assets	[4]			167,695		171,157	[5]													171,157	[5]	167,695
Operating Segments | West Africa
Segment Reporting Information [Line Items]
Operating profit (loss)				1,705																2,308		(48)
Depreciation and amortization				4,067																6,067		8,093
Additions to properties and equipment																				195		1
Assets	[4],[7]			486,333		864,299	[5]													864,299	[5]	486,333
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses				(7,810)																(14,823)	[8]	(14,494)
Depreciation and amortization				100																166		200
Additions to properties and equipment				1,659	[9]															6,899		1,876	[9]
Assets	[10]			462,589		$ 465,839	[11]													465,839	[11]	462,589
Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues				104,174																171,884		191,668
Vessel Revenues | Americas
Segment Reporting Information [Line Items]
Total revenues				32,601																		58,682
Vessel Revenues | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues				22,406																		40,794
Vessel Revenues | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues				13,357																		22,980
Vessel Revenues | West Africa
Segment Reporting Information [Line Items]
Total revenues				35,810																		69,212
Vessel Revenues | Operating Segments | Americas
Segment Reporting Information [Line Items]
Total revenues				32,601																45,784		58,682
Vessel Revenues | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues				22,406																39,845		40,794
Vessel Revenues | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues				13,357																19,895		22,980
Vessel Revenues | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Total revenues				35,810																66,360		69,212
Other Operating Revenues
Segment Reporting Information [Line Items]
Total revenues				$ 1,427	[12]															$ 6,869		$ 5,426	[12]
Predecessor
Segment Reporting Information [Line Items]
Total revenues								$ 115,106										$ 151,369						$ 275,855			$ 601,611
Operating profit (loss)								(29,897)										(44,615)						(18,123)			(59,380)
General and administrative expenses								(33,059)										(41,832)						(74,786)			(145,879)
Corporate expenses								(15,243)										(18,246)						(37,564)			(57,845)
Gain on asset dispositions, net								3,189										3,561						9,253			24,099
Asset impairments		$ (21,325)						(163,423)	[1]	$ (64,857)		$ (253,422)		$ (129,562)		$ (36,886)		(184,748)	[2]					(228,280)	[1]		(484,727)	[2]
Operating loss		(38,674) [3]						(205,374)	[3]	(69,340)	[3],[13]	$ (287,034)	[3],[13]	$ (155,344)	[3],[13]	$ (66,135)	[3],[13]	(244,048)						(274,714)		$ (508,513)	(577,853)
Foreign exchange loss								(1,157)										(3,181)						(493)			(1,638)
Equity in net earnings (losses) of unconsolidated companies								4,517										4,786						7,358			5,710
Interest income and other, net								1,680										2,384						3,268			5,193
Reorganization items								(313,176)										(1,396,905)						(313,176)
Interest and other debt costs, net								(10,605)										(11,179)						(31,613)			(75,026)
Loss before income taxes								(524,115)										(1,648,143)						(609,370)		$ (558,359)	(643,614)
Depreciation and amortization								36,287										47,447						73,879			167,291
Additions to properties and equipment								1,627										2,265						9,700			30,547
Assets excluding equity investments	[5]	3,035,550								3,282,098								3,035,550									3,282,098
Investments in and advances to unconsolidated companies		49,367								45,115								49,367									45,115
Assets except corporate portion		3,084,917								3,327,213								3,084,917									3,327,213
Assets		3,884,669								4,190,699								3,884,669									4,190,699
Predecessor | All Other Segments
Segment Reporting Information [Line Items]
Operating profit (loss)								55										876						(170)			(1,548)
Depreciation and amortization								854										1,139						1,709			4,430
Assets	[5]	20,392								21,580								20,392									21,580
Predecessor | Operating Segments
Segment Reporting Information [Line Items]
Operating profit (loss)								(29,952)										(45,491)						(17,953)			(57,832)
Depreciation and amortization								34,892										45,604						71,065			160,405
Additions to properties and equipment								949										1,444						2,068			2,448
Assets	[5]	3,015,158								3,260,518								3,015,158									3,260,518
Predecessor | Operating Segments | Americas
Segment Reporting Information [Line Items]
Operating profit (loss)								(15,699)										(22,549)						14,919			18,873
Depreciation and amortization								10,748										13,945						22,045			48,814
Additions to properties and equipment								27										27						27			93
Assets	[5]	714,891								779,778								714,891									779,778
Predecessor | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Operating profit (loss)								(1,316)										(1,434)						(7,480)			(25,310)
Depreciation and amortization								7,746										9,967						16,245			40,849
Additions to properties and equipment								648										1,042						1,673			1,612
Assets	[5]	424,896								583,385								424,896									583,385
Predecessor | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Operating profit (loss)								(10,163)										(12,680)						(17,265)			(26,733)
Depreciation and amortization								6,803										9,060						13,364			26,538
Assets	[5]	597,819								588,519								597,819									588,519
Predecessor | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Operating profit (loss)								(2,774)										(8,828)						(8,127)			(24,662)
Depreciation and amortization								9,595										12,632						19,411			44,204
Additions to properties and equipment								274										375						368			743
Assets	[5]	1,277,552								1,308,836								1,277,552									1,308,836
Predecessor | Corporate
Segment Reporting Information [Line Items]
General and administrative expenses								(14,702)										(17,542)	[8]					(36,459)			(55,389)	[8]
Depreciation and amortization								541										704						1,105			2,456
Additions to properties and equipment								678	[9]									821						7,632	[9]		28,099
Assets	[11]	$ 799,752								$ 863,486								799,752									863,486
Predecessor | Vessel Revenues
Segment Reporting Information [Line Items]
Total revenues								112,257										146,597						269,162			583,816
Predecessor | Vessel Revenues | Americas
Segment Reporting Information [Line Items]
Total revenues								31,887																112,420
Predecessor | Vessel Revenues | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues								27,766																54,444
Predecessor | Vessel Revenues | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues								11,031																21,197
Predecessor | Vessel Revenues | West Africa
Segment Reporting Information [Line Items]
Total revenues								41,573																81,101
Predecessor | Vessel Revenues | Operating Segments | Americas
Segment Reporting Information [Line Items]
Total revenues								31,887										40,848						112,420			239,843
Predecessor | Vessel Revenues | Operating Segments | Middle East/Asia Pacific
Segment Reporting Information [Line Items]
Total revenues								27,766										36,313						54,444			114,618
Predecessor | Vessel Revenues | Operating Segments | Europe/Mediterranean Sea
Segment Reporting Information [Line Items]
Total revenues								11,031										15,466						21,197			42,667
Predecessor | Vessel Revenues | Operating Segments | West Africa
Segment Reporting Information [Line Items]
Total revenues								41,573										53,970						81,101			186,688
Predecessor | Other Operating Revenues
Segment Reporting Information [Line Items]
Total revenues								$ 2,849	[12]									$ 4,772						$ 6,693	[12]		$ 17,795

[1]	Refer to Note (14) for additional information regarding asset impairment.
[2]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[3]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows:
[4]	Tidewater's segment level assets as of June 30, 2018, reflect the elimination of certain intersegment balances.
[5]	Marine support services are conducted worldwide with assets that are highly mobile. Revenues are principally derived from offshore service vessels, which regularly and routinely move from one operating area to another, often to and from offshore operating areas in different continents. Because of this asset mobility, revenues and long-lived assets attributable to Tidewater's international marine operations in any one country are not material.
[6]	Americas segment assets include cash held by non-corporate subsidiaries of $94.6 million and 95.1 million, as of June 30, 2018 and December 31, 2017, respectively.
[7]	West Africa segment assets include due from related parties of $197.1 million and $263.7 million as of June 30, 2018 and December 31, 2017, respectively.
[8]	Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.
[9]	Included in Corporate are additions to properties and equipment relating to a vessel under construction which has not yet been assigned to a non-corporate reporting segment as of the dates presented.
[10]	Corporate includes cash (including restricted cash) of $353.2 million and $336.4 million as of June 30, 2018 and December 31. 2017, respectively. Also included in Corporate is a vessel under construction which has not yet been assigned to a non-corporate reporting segment. A vessel's construction costs are reported in Corporate until the earlier of the date the vessel is assigned to a non-corporate reporting segment or the date it is delivered. At June 30, 2018 and December 31, 2017, $11.2 million and $9.3 million, respectively, of vessel construction costs are included in Corporate.
[11]	Included in Corporate are vessels currently under construction which had not yet been assigned to a non-corporate reporting segment. The vessel construction costs will be reported in Corporate until the earlier of the vessels being assigned to a non-corporate reporting segment or the vessels' delivery. At December 31, 2017 (Successor), July 31, 2017 (Predecessor) and March 31, 2017 (Predecessor), was $9.3 million, $47.5 million and $52.4 million, respectively, of vessel construction costs were included in Corporate.
[12]	Included in other operating revenues for the quarter and six months ended June 30, 2017, were $0.5 million and $0.8 million, respectively, of revenues related to the company's subsea business. The eight ROVs representing substantially all of the company's subsea assets were sold in December 2017.
[13]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.